UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.8%
United Technologies Corp.	113,000	$12,392,710

		$12,392,710

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(1)	54,933	$4,178,204

		$4,178,204

Banks — 15.9%
Citigroup, Inc.	170,564	$9,522,588
JPMorgan Chase & Co.	375,000	31,736,250
KeyCorp	689,553	12,391,267
PNC Financial Services Group, Inc. (The)(1)	155,729	18,759,115
U.S. Bancorp(1)	268,850	14,154,953
Wells Fargo & Co.	386,390	21,765,349

		$108,329,522

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,445,115

		$2,445,115

Capital Markets — 4.8%
Ameriprise Financial, Inc.	35,881	$4,028,360
Charles Schwab Corp. (The)(1)	372,287	15,353,116
Credit Suisse Group AG ADR	554,802	8,432,990
Goldman Sachs Group, Inc. (The)	22,682	5,201,436

		$33,015,902

Chemicals — 0.8%
PPG Industries, Inc.	51,848	$5,185,318

		$5,185,318

Consumer Finance — 0.7%
American Express Co.(1)	59,190	$4,520,932

		$4,520,932

Containers & Packaging — 0.8%
International Paper Co.	94,211	$5,332,343

		$5,332,343

Diversified Telecommunication Services — 2.2%
AT&T, Inc.(1)	157,252	$6,629,744
Verizon Communications, Inc.	175,553	8,603,853

		$15,233,597

Electric Utilities — 4.4%
NextEra Energy, Inc.(1)	151,637	$18,760,530
PG&E Corp.	187,333	11,594,039

		$30,354,569

Security	Shares	Value
Electrical Equipment — 1.0%
Hubbell, Inc.	13,142	$1,604,375
Rockwell Automation, Inc.	33,916	5,019,229

		$6,623,604

Energy Equipment & Services — 1.7%
Halliburton Co.	65,629	$3,712,632
Schlumberger, Ltd.	98,594	8,253,304

		$11,965,936

Equity Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	47,915	$8,304,149
Boston Properties, Inc.	59,105	7,736,844
Simon Property Group, Inc.	54,180	9,956,659

		$25,997,652

Food & Staples Retailing — 2.1%
Kroger Co. (The)(1)	423,727	$14,389,769

		$14,389,769

Food Products — 1.5%
Nestle SA	138,900	$10,176,441

		$10,176,441

Health Care Equipment & Supplies — 2.8%
Stryker Corp.(1)	58,093	$7,176,228
Zimmer Biomet Holdings, Inc.	99,432	11,765,789

		$18,942,017

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	87,234	$14,140,631

		$14,140,631

Household Durables — 0.5%
Whirlpool Corp.	19,968	$3,492,203

		$3,492,203

Industrial Conglomerates — 6.7%
General Electric Co.(1)	1,203,237	$35,736,139
Honeywell International, Inc.	83,731	9,907,052

		$45,643,191

Insurance — 4.6%
Alleghany Corp.(2)	10,617	$6,493,039
Chubb, Ltd.	51,734	6,802,504
Prudential Financial, Inc.	102,882	10,813,927
Travelers Cos., Inc. (The)	64,030	7,541,453

		$31,650,923

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(2)	9,850	$8,078,872
Alphabet, Inc., Class C(2)	9,877	7,869,895
eBay, Inc.(2)	173,316	5,516,648

		$21,465,415

IT Services — 1.0%
Visa, Inc., Class A(1)	80,534	$6,660,967

		$6,660,967

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.(1)	103,433	$15,762,155

		$15,762,155

Security	Shares	Value
Machinery — 1.3%
Caterpillar, Inc.(1)	96,607	$9,241,426

		$9,241,426

Media — 0.4%
Walt Disney Co. (The)(1)	27,847	$3,081,271

		$3,081,271

Multi-Utilities — 2.4%
Sempra Energy(1)	162,537	$16,642,163

		$16,642,163

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	182,680	$20,341,418
ConocoPhillips	37,140	1,810,946
EOG Resources, Inc.	125,646	12,763,121
Exxon Mobil Corp.(1)	249,154	20,901,529
Occidental Petroleum Corp.(1)	135,034	9,151,254
Phillips 66	113,827	9,290,560

		$74,258,828

Pharmaceuticals — 6.7%
Eli Lilly & Co.	128,396	$9,890,344
Johnson & Johnson	151,536	17,161,452
Merck & Co., Inc.	196,094	12,155,867
Zoetis, Inc.	115,695	6,356,283

		$45,563,946

Road & Rail — 0.9%
Union Pacific Corp.	54,746	$5,834,829

		$5,834,829

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	423,628	$15,597,983

		$15,597,983

Software — 1.2%
Microsoft Corp.	74,350	$4,806,727
Oracle Corp.	83,514	3,349,747

		$8,156,474

Specialty Retail — 1.8%
Home Depot, Inc. (The)	88,360	$12,156,569

		$12,156,569

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	120,723	$14,649,736

		$14,649,736

Tobacco — 3.6%
Altria Group, Inc.	173,789	$12,370,301
Reynolds American, Inc.	202,060	12,149,868

		$24,520,169

Total Common Stocks (identified cost $381,710,795)		$677,602,510

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	4,632,453	$4,632,916
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,827,216	1,827,216

Total Short-Term Investments (identified cost $6,460,132)		$6,460,132

Total Investments — 100.1% (identified cost $388,170,927)		$684,062,642

Other Assets, Less Liabilities — (0.1)%		$(995,791)

Net Assets — 100.0%		$683,066,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2017. The aggregate market value of securities on loan at January 31, 2017 was $89,525,529 and the total market value of the collateral received by the Portfolio was $91,296,684, including cash collateral of $1,827,216 and non-cash U.S. Government securities collateral of $89,469,468.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $5,434.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$390,077,438

Gross unrealized appreciation	$293,985,204
Gross unrealized depreciation	—

Net unrealized appreciation	$293,985,204

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$18,730,043	$—		$—	$18,730,043
Consumer Staples	38,909,938	10,176,441		—	49,086,379
Energy	86,224,764	—		—	86,224,764
Financials	177,517,279	—		—	177,517,279
Health Care	96,853,864	—		—	96,853,864
Industrials	83,913,964	—		—	83,913,964
Information Technology	66,530,575	—		—	66,530,575
Materials	10,517,661	—		—	10,517,661
Real Estate	25,997,652	—		—	25,997,652
Telecommunication Services	15,233,597	—		—	15,233,597
Utilities	46,996,732	—		—	46,996,732
Total Common Stocks	$667,426,069	$10,176,441	*	$—	$677,602,510
Short-Term Investments	$1,827,216	$4,632,916		$—	$6,460,132
Total Investments	$669,253,285	$14,809,357		$—	$684,062,642

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017